Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 30. Related party transactions

Parent entity

Gelteq Limited is the parent entity.

Subsidiaries

Interests in subsidiaries are set out in note 31.

Key management personnel

Disclosures relating to key management personnel are set out in note 26.

Transactions with related parties

The following transactions occurred with related parties:

	Consolidated
	30 June 2025	30 June 2024
	$	$
Payment for other expenses:
Interest expense on loans from directors (as part of shareholder loan and convertible note issue)*	634,150	459,340
Interest expense on loans from controlling entity*	763	764
Management and consulting services**	-	9,125
Office Rental	48,000	-
Other transactions:
Gain on modification of loans	-	-

*	The interest is accrued and not paid
**	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.

Outstanding balances arising from transactions with related parties:

	30 June 2025	30 June 2024
	$	$
Receivables from related parties
Prepayment*	33,088	33,088
Accounts receivables**	-	8,250
Total Receivables from related parties	33,088	41,338

	30 June 2025	30 June 2024
	$	$
Payables to related parties
Payables to by key management personnel directly***	-	224,488

*	During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.

**	During the year 30 June 2022, the Company entered into agreement with Lifestyle Breakthrough Pty Ltd. an entity associated with Nathan Givoni and Simon H. Szewach, directors of the Company for sale of goods & service. The balance is included in Trade and other receivables in the Condensed Consolidated Statement of Financial Position and the amount has been written back during the current financial year.

***	Payables to key management personnel are included within Wages payables in note 19.

Loans to/from related parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

Loans from related parties (2024)/Directors (2023)	Consolidated
	30 June 2025	30 June 2024
	$	$
Beginning of the period*	1,662,411	502,237
Reclassify >5% holder loan as related party loan(i)	-	762,340
Modification of fair value on extinguishment	-	-
Interest accrued prior to modification	-	-
Interest accrued during the year	549,470	397,834
Repayments made during the period	(71,517)	-
Closing Balance	2,140,364	1,662,411

Loans from associated entities*	Consolidated
	30 June 2025	30 June 2024
	$	$
Opening balance	156,068	155,304
Interest charged	645	764
	156,713	155,068
Convertible notes from Related Parties (2024)/Directors* (2023)	Consolidated
	30 June 2025	30 June 2024
	AUD$	AUD$

Opening Balance	759,678	76,485
Reclassify >5% holder convertible note as related party loan(i)	287,886	328,928
Proceeds from convertible note issue	-	301,150
Repayments during the year	(327,490)	53,115
Interest accrued during the year	73,012	53,115
Closing Balance	793,086	759,678

*	The Convertible Notes from directors relates to:

●	For 2024, convertible notes received from an entity related to Nathan Givoni, Executive Director, and Jeffrey Olyniec, Non-Executive Director.

●	For 2025, convertible notes received from an entity related to Nathan Givoni, Executive Director.

(i)	Include convertible notes from shareholders holding more than 5% of issued capital not previously included as related party loan

Terms and conditions

Transactions with related parties have not undergone a formal benchmarking process to establish whether arrangements are conducted under normal market terms and conditions, accordingly, such transactions may not be considered at arm’s length. Related party loans are either unsecured, interest-free and payable on demand or are subject to unsecured loan agreements with fixed terms and interest payable.

Interest-free loans are noted accordingly.

No adjustment has been made to their carrying value. The parent company has not provided any guarantees in relation to any debts incurred by its subsidiaries.